Statements of Cash Flows SFr in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Operating activities
Net income/(loss) for the period	SFr (61,921)	SFr 45,442	SFr (50,951)
Adjustments to reconcile net income/(loss) for the period to net cash flows:
Depreciation of property, plant and equipment	1,535	1,274	961
Depreciation of right-of-use assets	432	420	0
Finance result, net	376	1,739	1,401
Share-based compensation expense	4,088	2,834	2,518
Changes in net employee defined benefit liability	705	516	437
Change in fair value of conversion feature	0	(4,542)	0
Interest expense	175	1,894	50
(Gain)/loss on sale of fixed assets	(64)	0	0
Changes in working capital:
(Increase) in prepaid expenses	(1,304)	(424)	(924)
(Increase)/decrease in accrued income	(507)	2,572	(868)
(Increase)/decrease in other current receivables	(25)	(68)	698
(Decrease)/increase in accrued expenses	(757)	1,289	2,113
(Decrease)/increase in deferred income	(4,157)	4,126	(18)
Decrease in financing obligation	0	0	(53)
Increase/(decrease) in trade and other payables	2,177	(1,845)	864
Cash (used in)/provided by operating activities	(59,247)	55,227	(43,772)
Interest income	78	304	29
Interest paid	(339)	(296)	0
Finance costs	(9)	(15)	(335)
Net cash flows (used in)/provided by operating activities	(59,517)	55,220	(44,078)
Investing activities
Short-term financial assets	30,000	(65,000)	(30,000)
Purchases of property, plant and equipment	(1,706)	(1,885)	(1,858)
Proceeds from sale of property, plant and equipment	64	0	0
Rental deposits	(29)	0	(178)
Net cash flows provided by/(used in) investing activities	28,329	(66,885)	(32,036)
Financing activities
Repayment of short-term financing obligation	(514)	0	(339)
Principal payments of lease obligations	(432)	(420)	0
Proceeds from issuance of common shares - option plan	143	69	5
Proceeds from issuance of treasury shares, net of transaction costs	100	0	0
Payment for the issuance of treasury shares	(100)	0	0
Proceeds from issuance of convertible loan	0	50,278	0
Transaction costs on issuance of shares	0	(510)	0
Proceeds from public offerings of common shares, net of underwriting fees	0	0	111,529
Transaction costs on public offerings of common shares	0	0	(2,015)
Proceeds from long-term financing obligation	0	199	198
Net cash flows (used in)/provided by financing activities	(803)	49,616	109,378
Net (decrease)/increase in cash and cash equivalents	(31,991)	37,951	33,264
Cash and cash equivalents, beginning of period	193,587	156,462	124,377
Exchange gains on cash and cash equivalents	(703)	(826)	(1,179)
Cash and cash equivalents, end of period	160,893	193,587	156,462
Net (decrease)/increase in cash and cash equivalents	SFr (31,991)	SFr 37,951	SFr 33,264